Intangible Assets - Schedule of Intangible Assets (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Intangibles assets, beginning balance	$ 2,497
Additions		$ 2,926
Amortization for the period	(302)	(429)
Intangibles assets, ending balance	2,195	2,497
Above Market Value Of Time Charter [Member] | Tordis Knutsen [Member]
Finite-Lived Intangible Assets [Line Items]
Intangibles assets, beginning balance	1,215
Additions		1,468
Amortization for the period	(152)	(253)
Intangibles assets, ending balance	1,063	1,215
Above Market Value Of Time Charter [Member] | Vigdis Knutsen [Member]
Finite-Lived Intangible Assets [Line Items]
Intangibles assets, beginning balance	1,282
Additions		1,458
Amortization for the period	(150)	(176)
Intangibles assets, ending balance	$ 1,132	$ 1,282